Nature Of Business And Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Nature Of Business And Significant Accounting Policies [Abstract]
Nature Of Business And Significant Accounting Policies

NOTE A—NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Trade Street Residential, Inc. (the “Company” or “TSRE”) is the surviving legal entity of the reverse recapitalization transaction that occurred on June 1, 2012, as described below. The condensed consolidated financial statements as of and for the three and nine months ended September 30, 2013 and 2012 reflect the combination of certain real estate entities and management operations that were contributed to the Company in a reverse recapitalization transaction (the “recapitalization”). The Company is comprised of certain subsidiaries of Trade Street Property Fund I, LP (“TSPFI”) and BCOM Real Estate Fund, LLC (“BREF”), as well as TS Manager, LLC, Trade Street Property Management, LLC and Trade Street Investment Adviser, LLLP (“TSIA”), which are referred to collectively herein as “Trade Street Company.” During all periods presented in the accompanying condensed consolidated financial statements prior to June 1, 2012, the entities comprising Trade Street Company were under common control with Trade Street Capital, LLC (“Trade Street Capital”), a real estate investment and management company ultimately owned and controlled by an individual.

The Company is engaged in the business of acquiring, owning, operating and managing conveniently located, garden-style and mid-rise apartment communities in mid-sized cities and suburban markets of larger cities primarily in the southeastern United States and Texas.

As of September 30, 2013, the Company’s primary assets consisted of 17 operating apartment communities, of which 16 were wholly-owned and one was owned through an unconsolidated joint venture in which the Company has a 50% interest and four development properties. The Company’s revenues were primarily derived from rents received from residents in its apartment communities. Under the terms of the leases, the residents of the Company’s communities are obligated to reimburse the Company for certain utilities. These utility reimbursements are recorded as other property revenues in the condensed consolidated statements of operations. In 2012, prior to the recapitalization, the Company earned fees from serving as an adviser to affiliates and other third parties with respect to real estate assets. On June 1, 2012, the Company completed the recapitalization with Feldman Mall Properties, Inc. (“Feldman”), a Maryland corporation that qualifies and has elected to be taxed as a REIT for U.S. federal income tax purposes. Immediately prior to the recapitalization, Feldman held a single parcel of land having minimal value (which was sold shortly after the recapitalization) and conducted no operations. In the recapitalization, Feldman acquired certain contributed apartment assets in exchange for shares of common and preferred stock in Feldman and common and preferred units in Trade Street Operating Partnership, LP, a newly formed operating partnership (the “Operating Partnership” or “OP”) that, at the time of the recapitalization, was owned by Feldman and a wholly-owned subsidiary of Feldman. Immediately following consummation of the recapitalization, TSPFI and BREF collectively owned approximately 96% of the voting stock of Feldman. For accounting purposes, TSIA was deemed to be the acquirer in the recapitalization, although Feldman was the legal acquirer and surviving entity in the transaction. The transaction was accounted for as a reverse recapitalization, as it was a capital transaction in substance, rather than a business combination. As a reverse recapitalization, no goodwill was recorded. For accounting purposes, the legal acquiree is treated as the continuing reporting entity that acquired the legal acquirer. Consequently, the financial statements of the Company reflect the condensed consolidated financial statements of Trade Street Company prior to June 1, 2012 and thereafter also include Feldman. All assets and liabilities were recorded at their historical cost, except for land acquired from Feldman that, prior to the recapitalization, was recorded at its net realizable value. Concurrent with the recapitalization, Feldman changed its name to Trade Street Residential, Inc.

Following is a summary of transactions in connection with the recapitalization (after giving effect to the 1-for-150 reverse stock split that was effected on January 17, 2013, as discussed in Note J):

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TSPFI and BREF contributed to the Operating Partnership all of their respective interests in 12 operating properties and an investment in a joint venture, a promissory note, and three development assets in exchange for an aggregate of 3,396,976 shares of common stock and 173,326 shares of Class A preferred stock. In addition, a joint venture partner in one of the operating properties contributed to the Operating Partnership all of its interest in such operating property in exchange for an aggregate of 52,868 shares of the Company’s common stock (see Note J).

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Feldman issued to stockholders of record as of May 17, 2012, as a special distribution, warrants to purchase an aggregate of 139,215 shares of common stock, which warrants are exercisable for a period of two years following listing of the Company’s common stock on a national securities exchange at an exercise price of $21.60 per share, subject to adjustment for any other stock splits, stock distributions and other capital changes.

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Feldman declared a special distribution payable to stockholders of record as of May 17, 2012, in an amount equal to $7.50 per share, payable on the earlier of (A) five business days after the date Feldman sold a parcel of land commonly known as the “Northgate Parcel” or (B) July 16, 2012. As the Northgate Parcel was not sold prior to July 16, 2012, the special distribution was paid in 42,340 shares of common stock on July 16, 2012.

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Trade Street Capital and its owners contributed to the Operating Partnership all of their ownership interests in TSIA and TS Manager, LLC in exchange for (i) 546,132 common units of limited partnership interest in the Operating Partnership (“common units”), (ii) 98,304 Class B preferred units of limited partnership interest in the Operating Partnership (“Class B preferred units”), and (iii) 98,304 Class C preferred units of limited partnership interest in the Operating Partnership (“Class C preferred units”).  The terms of the Class B preferred units and Class C preferred units were subsequently amended (see Note J).

•	Trade Street Capital contributed its property management company, Trade Street Property Management, LLC, to the Operating Partnership for no additional consideration.

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Feldman issued 5,000 shares of common stock having a value of $90,000 to Brandywine Financial Services Corporation (“Brandywine”), which had been engaged as the third party manager of Feldman, as payment in full of a termination payment due upon termination of the management services agreement between Feldman and Brandywine.

TSPFI and BREF have other ownership interests that were not contributed to Trade Street Residential, Inc. in the recapitalization and, therefore, these financial statements are not intended to represent the condensed consolidated financial position or results of operations of TSPFI and BREF, but rather that of the Company.

On May 16, 2013, the Company closed a public offering of 6,250,000 shares of its common stock, $0.01 par value per share, at a public offering price of $10.00 per share. The shares began trading on the NASDAQ Global Market under the symbol “TSRE” on May 14, 2013. The Company received approximately $53.2 million in total net proceeds from the offering after deducting underwriting discounts and commissions and offering expenses payable by the Company, prior to any exercise of the underwriters' over-allotment option. Deferred offering costs, which totaled approximately $5.1 million, were recorded against additional paid-in capital in the statement of stockholders’ equity.

On June 13, 2013, the Company sold an additional 103,443 shares of its common stock, $0.01 par value per share, at a price per share of $10.00 upon the partial exercise of the underwriters’ over-allotment option (the “Over-Allotment”), generating aggregate gross proceeds of $1.03 million. The proceeds to the Company of the Over-Allotment were $0.97 million, net of the underwriting discounts and commissions.

Summary of Significant Accounting Policies

Basis of Presentation: The accompanying condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with accounting principles generally accepted in the United States (“GAAP”) and represent the assets and liabilities and operating results of the Company. In the opinion of management, all adjustments, consisting of normal and recurring adjustments, necessary for a fair presentation have been included in the condensed consolidated financial statements herein.

Interim Financial Reporting: The Company has prepared these financial statements in accordance with GAAP for interim financial statements and the applicable rules and regulations of the SEC. Accordingly, these financial statements do not include all information and footnote disclosures required for annual financial statements. While management believes the disclosures presented are adequate for interim reporting, these interim financial statements should be read in conjunction with the consolidated audited financial statements and notes thereto as of and for the year ended December 31, 2012, included in the final prospectus dated May 13, 2013 related to the Company’s public offering which was filed with the SEC in accordance with Rule 424(b) of the Securities Act of 1933, as amended (the “Securities Act”), on May 14, 2013. In the opinion of management, all adjustments and eliminations, consisting of normal recurring adjustments, necessary for a fair representation of the Company’s financial statements for the interim period reported, have been included. Operating results for the nine months ended September  30, 2013 are not necessarily indicative of the results which may be expected for the full year.

Principles of Consolidation: The accompanying condensed consolidated financial statements include the accounts of the Company and its subsidiaries, including the Operating Partnership, TSIA, Trade Street Property Management, LLC, TS Manager, LLC, Millenia 700, LLC, TS Westmont, LLC, TS Vintage, LLC, TS Goose Creek, LLC, TS Creekstone, LLC, TS Talison Row, LLC, TS New Bern, LLC and subsidiaries of BREF and TSPFI that were contributed directly to Trade Street Residential, Inc. or the Operating Partnership in the recapitalization. Those subsidiaries include JLC/BUSF Associates, LLC, BSF-Lakeshore, LLC, BSF-Arbors River Oaks, LLC, BSF Hawthorne Fontaine, LLC, BSF Trails, LLC, Post Oak JV, LLC, Mercé Partners, LLC, Beckanna Partners, LLC, Fox Partners, LLC, River Oaks Partners, LLC, BREF-Maitland, LLC, BREF Venetian, LLC, BREF-Masters Cove, LLC and BREF/Midlothian, LLC. In 2012, certain properties were not wholly owned, resulting in noncontrolling interests. Income (loss) allocations, if any, to noncontrolling interests includes the pro rata share of such properties’ net real estate income (loss). All significant intercompany balances and transactions have been eliminated in consolidation.

Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, “Consolidation,” when a reporting entity is the primary beneficiary of an entity that is a variable interest entity (“VIE”) as defined in FASB ASC 810, the VIE must be consolidated into the financial statements of the reporting entity. The determination of which owner is the primary beneficiary of a VIE requires management to make significant estimates and judgments about the rights, obligations, and economic interests of each interest holder in the VIE. A primary beneficiary has both the power to direct the activities that most significantly impact the VIE and the obligation to absorb losses or the right to receive benefits from the VIE. On March 1, 2013, the Company sold its 70% interest in a VIE to its joint venture partner (see Note C). Based on the Company’s evaluation, starting in the first quarter of 2013, the Company consolidated an additional VIE (see Note D). In assessing whether the Company was the primary beneficiary, the Company concluded that it has the power to direct the activities of the VIE and that the Company has the obligation to absorb losses and the right to receive benefits from the VIE that could be significant to the entities.

Unconsolidated joint ventures in which the Company does not have a controlling interest but exercises significant influence, are accounted for using the equity method, under which the Company recognizes its proportionate share of the joint venture’s earnings and losses.  As of September 30, 2013, the Company held a 50% interest in BSF/BR Augusta JV, LLC (the owner of The Estates at Perimeter operating property) which is accounted for under the equity method.

Use of Estimates: The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these condensed consolidated financial statements and accompanying notes. The more significant estimates include those related to whether the carrying values of real estate assets have been impaired and estimates related to the valuation of the Company’s investment in a joint venture. While management believes that the estimates used are reasonable, actual results could differ from the estimates.

Acquisition of Real Estate Assets: The Company has accounted for acquisitions of its real estate assets, consisting of multifamily apartment communities and land held for future development, as business combinations in accordance with GAAP. Estimates of future cash flows and other valuation techniques are used to allocate the purchase price of each acquired real estate asset between land, buildings, building improvements, equipment, identifiable intangible assets and other assets and liabilities. The acquisition of a multifamily apartment community typically qualifies as a business combination.

The Company has allocated the cost of acquisitions of real estate assets to assets acquired and liabilities assumed based on estimated fair values. The purchase price is allocated to land, building, improvements, leasing costs, intangibles such as in-place leases, and to current assets and liabilities acquired, if any. The value allocated to in-place leases is amortized over the related remaining lease term (typically six months) and reflected in depreciation and amortization in the condensed consolidated statements of operations.

Transaction costs related to the acquisition of a real estate asset, such as broker fees, certain transfer taxes, legal, accounting, valuation, and other professional and consulting fees, are expensed as incurred and are included in acquisition costs in the condensed consolidated statements of operations.

Investment in Real Estate: Real estate investments are stated at the lower of cost less accumulated depreciation or fair value, if deemed impaired, as described below. Depreciation on real estate is computed using the straight-line method over the estimated useful lives of the related assets, generally 35 to 50 years for buildings, 2 to 15 years for long-lived improvements and 3 to 7 years for furniture, fixtures and equipment. Ordinary repairs and maintenance costs are expensed as incurred. Significant improvements, renovations and replacements that extend the lives of the assets are capitalized and depreciated over their estimated useful lives.

Construction and improvement costs incurred in connection with the development of new properties or the redevelopment of existing properties are capitalized to the extent the total carrying value of the property does not exceed the estimated net realizable value of the completed property. Capitalization of these costs begins when the activities and related expenditures commence and ceases when the project is substantially complete and ready for its intended use, at which time the project is placed in service and depreciation commences. Real estate taxes, construction costs, insurance, and interest costs incurred during construction periods are capitalized. Capitalized interest costs are based on qualified expenditures and interest rates in place during the construction period. During the nine months ended September 30, 2013 and 2012, interest costs of approximately $0.2 million and $0.3 million, respectively, were capitalized primarily related to the Estates at Maitland property. As of September 30, 2013 and December 31, 2012, approximately $2.3 million and $2.1 million, respectively, of capitalized interest is included in investment in real estate. Capitalized real estate taxes and interest costs are amortized over periods that are consistent with the constructed assets. If the Company determines the completion of development or redevelopment is no longer probable or that the carrying value would exceed net realizable value, it expenses all capitalized costs that are not recoverable.

Impairment of Real Estate Assets: The Company periodically evaluates its real estate assets to determine whether events or circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company assesses the  recoverability of such carrying amounts by comparing the carrying amount of the property to its estimate of the undiscounted future operating cash flows expected to be generated over the holding period of the asset including its eventual disposition. If the carrying amount exceeds the aggregate undiscounted future operating cash flows, an impairment loss is recognized to the extent the carrying amount exceeds the estimated fair value of the property. For real estate owned through unconsolidated real estate joint ventures or other similar real estate investment structures, at each reporting date the Company compares the estimated fair value of its real estate investment to the carrying value, and records an impairment charge to the extent the fair value is less than the carrying amount and the decline in value is determined to be other than a temporary decline. In estimating fair value, management uses appraisals, management estimates, and discounted cash flow calculations, which maximizes inputs from a marketplace participant’s perspective.   Approximately $0.6 million of impairment was recorded during the nine months ended September 30, 2013 to write down the carrying value of the Estates at Maitland. The Estates at Maitland is currently land held for future development. The impairment charge was based on a recent appraisal of the land that was determined to be the best indication of fair market value. Effective July 1, 2013, the Company began expensing interest and all other costs related to the Estates at Maitland property.  No impairment was recorded in the nine months ended September 30, 2012.

Noncontrolling Interests: The Company, through wholly-owned subsidiaries, enters into operating agreements with third parties in conjunction with the acquisition of certain properties. The Company records these noncontrolling interests at their historical allocated cost, adjusting the basis prospectively for their share of the respective consolidated investments’ net income or loss or equity contributions and distributions. These noncontrolling interests are not redeemable by the equity holders and are presented as part of permanent equity. Income and losses are allocated to the noncontrolling interest holders based on their economic ownership percentage. Noncontrolling interests also include common and contingent units in the Operating Partnership held by certain limited partners other than the Company. These noncontrolling interests are adjusted prospectively for their share of the consolidated net income and losses. The noncontrolling interests were presented outside of permanent equity in 2012 as settlement in shares was not within the Company’s control. In 2013, the noncontrolling interests are included in permanent equity. (See Note J).

Contributions, Distributions and Allocation of Income/Loss: The Company’s subsidiaries include limited liability companies and a limited partnership. Prior to June 1, 2012, the allocations of income and loss, and the provisions governing contributions to and distributions from these entities, were governed by their respective operating or partnership agreements, as applicable.

Intangible Assets: The Company allocates the purchase price of acquired properties to net tangible and identified intangible assets (consisting of the value of in-place leases and a property tax abatement agreement) based on relative fair values. Fair value estimates are based on information obtained from a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data.

The value of in-place leases is based on the difference between (i) the property valued with existing in-place leases adjusted to market rental rates and (ii) the property valued “as-if” vacant. As lease terms are typically one year or less, rates on in-place leases generally approximate market rental rates. Factors considered in the valuation of in-place leases include an estimate of the carrying costs during the expected lease-up period considering current market conditions, nature of the tenancy, and costs to execute similar leases. Carrying costs include estimates of lost rentals at market rates during the expected lease-up period, as well as marketing and other operating expenses. The value of in-place leases is amortized over the remaining initial term of the respective leases, generally less than one year. The purchase prices of acquired properties are not expected to include allocations to tenant relationships, considering the short terms of the leases and the high expected levels of renewals.

During the nine months ended September 30, 2013, the Company acquired a property tax abatement agreement with a value of $1.0 million in conjunction with the purchase of a 100% equity interest in Fountains at New Bern Station, LLC which owned 100% of Fountains Southend (see Note D).  The property tax abatement provides graduated tax relief for the next five years.  Amortization of the tax abatement intangible asset will be recorded based on the actual tax saving in each of the next five years.

Amortization expense for intangible assets was approximately $3.3 million and $0.8 million for the nine months ended September  30, 2013 and 2012, respectively.

Intangible assets, net of amortization on the accompanying condensed consolidated balance sheets and the amortization of intangible assets are included in depreciation and amortization expense in the accompanying condensed consolidated statements of operations. See Note D for a detailed discussion of the property acquisitions completed during the three and nine months ended September  30, 2013. All remaining unamortized in-place leases will be fully amortized during the year ending December 31, 2014.

Fair Value of Financial Instruments: For financial assets and liabilities recorded at fair value on a recurring basis, fair value is the price the Company estimates it would receive in a sale of an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of market data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction. In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1: Quoted prices for identical instruments in active markets.

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Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

The carrying amounts reported in the condensed consolidated balance sheets for cash and cash equivalents, restricted cash and lender reserves, amounts due from related parties, accounts payable, accrued expenses, amounts due to related parties and security deposits approximate their fair values due to the short-term nature of these items.

There is no material difference between the carrying amounts and fair values of mortgage notes payable as interest rates and other terms approximate current market rates and terms for similar types of debt instruments available to the Company (Level 2).

Non-Recurring Fair Value Disclosures: Certain assets are measured at fair value on a non-recurring basis. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. These assets primarily include long-lived assets, which are recorded at fair value when they are impaired. The fair value methodologies used to measure long-lived assets are described above in “Impairment of Real Estate Assets.” The inputs associated with the valuation of long-lived assets are generally included in Level 3 of the fair value hierarchy. The Estates at Maitland land held for future development was written down to its fair value of $10.0 million during the nine months ended September 30, 2013. No assets were measured at fair value on a non-recurring basis as of December 31, 2012.

Prepaid Expenses and Other Assets: As of September  30, 2013, prepaid expenses and other assets primarily included deposits made for future acquisitions of real estate assets in the amount of $3.3 million.  As of December 31, 2012, prepaid expenses and other assets primarily consist of deferred offering costs in the amount of approximately $2.5 million as well as deposits made for future acquisitions of real estates in the amount of $1.8 million.

Recent Accounting Pronouncements: In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012 and early adoption is permitted. The Company has early adopted ASU 2013-02 for the annual period ended December 31, 2012. The adoption of ASU 2013-02 did not have a significant impact on the condensed consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet Disclosures relating to Offsetting Assets and Liabilities. The amendments enhanced disclosures required by GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendment is to be applied retrospectively for all comparative periods presented and is effective for annual periods beginning after January 1, 2013. The adoption of ASU 2011-11 did not have a significant impact on the condensed consolidated financial statements.

Reclassifications: Certain amounts in the condensed consolidated financial statements have been reclassified in the prior year to conform to the current year presentation. Balances and amounts associated with properties disposed of or held for sale in 2013 in the consolidated balance sheets and statements of operations for the year ended December 31, 2012 have been reclassified to discontinued operations to conform to the current year presentation. See Note C for further explanation.

Reverse Stock Split: On January 17, 2013, the Company effected a 1-for-150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per-share data included in these condensed consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented.